Stockholders' Equity (Summary Of Warrants Outstanding) (Details) (USD $)	1 Months Ended		12 Months Ended
	Jun. 29, 2012	Jul. 31, 2013 Warrant [Member]	Jul. 31, 2013 Warrant [Member] 05/07/14 [Member]	Jul. 31, 2013 Warrant [Member] 05/27/14 [Member]	Jul. 31, 2013 Warrant [Member] 05/27/2014 [Member]	Jul. 31, 2013 Warrant [Member] 03/03/15 [Member]	Jul. 31, 2013 Warrant [Member] 01/13/16 [Member]	Jul. 31, 2013 Warrant [Member] 06/26/16 [Member]	Jul. 31, 2013 Warrant [Member] 07/10/16 [Member]	Jul. 31, 2013 Warrant [Member] 10/17/16 [Member]	Jul. 31, 2013 Warrant [Member] 10/24/16 [Member]	Jul. 31, 2013 Warrant [Member] 12/14/16 [Member]	Jul. 31, 2013 Warrant [Member] 12/24/16 [Member]	Jul. 31, 2013 Warrant [Member] 09/17/17 [Member]	Jul. 31, 2013 Warrant [Member] 01/24/18 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.52		$ 16.50	$ 18.96	$ 21.12	$ 16.80	$ 3.52	$ 0.50	$ 0.50	$ 0.65	$ 0.65	$ 3.61	$ 3.28	$ 1.38	$ 0.83
Class of Warrant or Right, Outstanding		1,434,121	11,363	45,503	5,532	52,836	81,280	41,667	50,000	250,000	250,000	25,000	132,420	113,520	375,000